Risk Report - Trading Market Risk Exposures - Average, Maximum and Minimum Stressed Value-at-Risk by Risk Type (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Total [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)	€ 86	€ 76
Diversification effect [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)	(81)	(91)
Interest Rate Risk [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)	68	52
Credit Spread Risk [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)	64	63
Equity Price Risk [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)	20	30
Foreign Exchange Risk [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)	13	22	[1]
Commodity Price Risk [Member]
Stressed Value-at-Risk (average, maximum, minumum) [line items]
Period-end, Stressed Value-at-Risk (average, maximum, minumum)	€ 2	€ 1

[1]	Includes value-at-risk from gold and other precious metal positions